The Penn Insurance and Annuity Company

Variable Annuity Account I

Audited Financial Statements

as of December 31, 2020

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1800 2001 Market Street Philadelphia PA 19103 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Insurance and Annuity Company and the Contract Owners of Penn Insurance and Annuity Variable Annuity Account I:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, and Conservative Allocation Fund (constituting Penn Insurance and Annuity Variable Annuity Account I, hereafter collectively referred to as the “Subaccounts”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

April 7th, 2021

We have served as the auditor of one or more of the Subaccounts in Penn Insurance and Annuity Variable Annuity Account I since 2004.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Assets:
Investments at fair value	$1,148,602	$241,377	$1,064,018	$867,164	$23,714,156
Dividends receivable	11	—	—	—	—
Receivable for securities sold	44	—	—	—	—

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	5,467	27,663	21,912	26,755

Total Net Assets	$1,148,657	$235,910	$1,036,355	$845,252	$23,687,401

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$1,148,657	$235,910	$1,036,355	$845,252	$23,687,401

Accumulation of Unit Values:
Pennant	$12.01	$16.98	$28.47	$45.67	$116.71

Number of Shares	1,148,657	17,698	59,698	52,762	307,150
Cost of Investments	$1,148,657	$210,738	$863,061	$534,915	$7,604,868

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Assets:
Investments at fair value	$1,014,959	$1,581,846	$208,989	$6,429,624	$2,756,767
Dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	12,745	25,127

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	2,762	6,017	646	—	—

Total Net Assets	$1,012,197	$1,575,829	$208,343	$6,442,369	$2,781,894

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$1,012,197	$1,575,829	$208,343	$6,442,369	$2,781,894

Accumulation of Unit Values:
Pennant	$23.88	$63.32	$27.80	$42.22	$50.22

Number of Shares	37,118	22,077	6,818	128,719	83,944
Cost of Investments	$640,212	$422,472	$81,020	$1,338,159	$1,281,079

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Assets:
Investments at fair value	$2,659,900	$2,617,798	$634,918	$1,017,024	$80,533
Dividends receivable	—	—	—	—	—
Receivable for securities sold	6,690	—	3,761	3,603	1,552

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	6,664	—	—	—

Total Net Assets	$2,666,590	$2,611,134	$638,679	$1,020,627	$82,085

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$2,666,590	$2,611,134	$638,679	$1,020,627	$82,085

Accumulation of Unit Values:
Pennant	$19.70	$49.96	$56.95	$42.17	$30.92

Number of Shares	115,038	80,815	16,289	43,993	2,999
Cost of Investments	$1,199,759	$986,155	$200,636	$600,480	$40,454

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Assets:
Investments at fair value	$15,257	$9,749	$1,356,425	$2,164,255	$19,353
Dividends receivable	—	—	—	—	—
Receivable for securities sold	834	1,144	35,718	54,310	935

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—

Total Net Assets	$16,091	$10,893	$1,392,143	$2,218,565	$20,288

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$16,091	$10,893	$1,392,143	$2,218,565	$20,288

Accumulation of Unit Values:
Pennant	$44.06	$24.33	$71.22	$77.88	$25.48

Number of Shares	307	378	22,214	55,133	674
Cost of Investments	$8,758	$9,226	$516,867	$891,565	$13,984

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Developed International Index Fund†	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Assets:
Investments at fair value	$—	$2,992,014	$353,811	$169,000	$16,167
Dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	1,002	—	1

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	47,058	—	495	—

Total Net Assets	$—	$2,944,956	$354,813	$168,505	$16,168

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$—	$2,944,956	$354,813	$168,505	$16,168

Accumulation of Unit Values:
Pennant	$13.47	$54.85	$12.61	$37.63	$19.99

Number of Shares	—	75,473	23,765	6,390	691
Cost of Investments	$—	$1,443,586	$265,142	$97,886	$13,690

†	Developed International Index Fund held no assets at December 31, 2020 in Account I. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Assets:
Investments at fair value	$65,694	$18,856	$171,646	$32,314
Dividends receivable	—	—	—	—
Receivable for securities sold	3	1	7	1

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$65,697	$18,857	$171,653	$32,315

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$65,697	$18,857	$171,653	$32,315

Accumulation of Unit Values:
Pennant	$20.72	$18.49	$16.45	$14.41

Number of Shares	2,722	879	9,039	1,947
Cost of Investments	$35,904	$16,063	$107,330	$27,474

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Net Investment Income (Loss):
Dividends	$969	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	7,785	2,940	12,065	10,772	271,156
Contract administration charges	935	353	1,448	1,293	32,552

Net investment income (loss)	(7,751)	(3,293)	(13,513)	(12,065)	(303,708)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	10,735	41,839	92,353	2,034,085
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	10,735	41,839	92,353	2,034,085
Net change in unrealized gain (loss) of investments	—	(3,015)	36,034	(35,628)	1,526,794

Net realized and unrealized gain (loss) on investments	—	7,720	77,873	56,725	3,560,879

Net increase (decrease) in net assets resulting from operations	$(7,751)	$4,427	$64,360	$44,660	$3,257,171

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	12,064	17,048	2,273	65,072	32,414
Contract administration charges	1,448	2,047	273	7,812	3,891

Net investment income (loss)	(13,512)	(19,095)	(2,546)	(72,884)	(36,305)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	72,963	217,251	34,707	806,696	237,046
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	72,963	217,251	34,707	806,696	237,046
Net change in unrealized gain (loss) of investments	64,258	231,527	4,367	2,165,855	(190,972)

Net realized and unrealized gain (loss) on investments	137,221	448,778	39,074	2,972,551	46,074

Net increase (decrease) in net assets resulting from operations	$123,709	$429,683	$36,528	$2,899,667	$9,769

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	30,221	31,074	6,837	11,942	1,129
Contract administration charges	3,628	3,730	821	1,434	136

Net investment income (loss)	(33,849)	(34,804)	(7,658)	(13,376)	(1,265)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	195,481	319,453	91,491	101,789	19,097
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	195,481	319,453	91,491	101,789	19,097
Net change in unrealized gain (loss) of investments	(128,701)	91,881	140,155	(249,199)	(20,198)

Net realized and unrealized gain (loss) on investments	66,780	411,334	231,646	(147,410)	(1,101)

Net increase (decrease) in net assets resulting from operations	$32,931	$376,530	$223,988	$(160,786)	$(2,366)

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	166	118	14,982	24,409	207
Contract administration charges	20	14	1,799	2,930	25

Net investment income (loss)	(186)	(132)	(16,781)	(27,339)	(232)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	718	(266)	226,252	195,686	733
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	718	(266)	226,252	195,686	733
Net change in unrealized gain (loss) of investments	5,322	1,127	104,712	(163,454)	2,698

Net realized and unrealized gain (loss) on investments	6,040	861	330,964	32,232	3,431

Net increase (decrease) in net assets resulting from operations	$5,854	$729	$314,183	$4,893	$3,199

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Developed International Index Fund†	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	33,914	4,027	1,986	175
Contract administration charges	—	4,071	484	239	21

Net investment income (loss)	—	(37,985)	(4,511)	(2,225)	(196)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	298,363	5,382	2,478	7
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	298,363	5,382	2,478	7
Net change in unrealized gain (loss) of investments	—	86,157	21,659	(8,894)	1,350

Net realized and unrealized gain (loss) on investments	—	384,520	27,041	(6,416)	1,357

Net increase (decrease) in net assets resulting from operations	$—	$346,535	$22,530	$(8,641)	$1,161

†	Developed International Index Fund held no assets at December 31, 2020 in Account I. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	721	1,055	2,844	425
Contract administration charges	87	127	341	51

Net investment income (loss)	(808)	(1,182)	(3,185)	(476)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	518	32,974	49,120	1,307
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	518	32,974	49,120	1,307
Net change in unrealized gain (loss) of investments	5,104	(28,985)	(34,824)	1,306

Net realized and unrealized gain (loss) on investments	5,622	3,989	14,296	2,613

Net increase (decrease) in net assets resulting from operations	$4,814	$2,807	$11,111	$2,137

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Money Market Fund		Limited Maturity Bond Fund		Quality Bond Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(7,751)	$887	$(3,293)	$(4,153)	$(13,513)	$(17,271)
Net realized gain (loss) from investment transactions	—	—	10,735	8,201	41,839	105,406
Net change in unrealized gain (loss) of investments	—	—	(3,015)	6,128	36,034	15,359

Net increase (decrease) in net assets resulting from operations	(7,751)	887	4,427	10,176	64,360	103,494

Variable Annuity Activities:
Purchase payments	249,637	—	—	—	1,056	—
Surrender benefits	(25,924)	(642,319)	(56,140)	(69,083)	(114,125)	(421,309)
Net transfers	536,399	571,899	8,996	12,794	92,701	15,136
Contract administration charges	(518)	(555)	(68)	(85)	(377)	(467)
Annuity benefits	(3,560)	—	(6,116)	(2,623)	(7,471)	(23,391)

Net increase (decrease) in net assets resulting from variable annuity activities	756,034	(70,975)	(53,328)	(58,997)	(28,216)	(430,031)

Total increase (decrease) in net assets	748,283	(70,088)	(48,901)	(48,821)	36,144	(326,537)
Net Assets:
Beginning of year	400,374	470,462	284,811	333,632	1,000,211	1,326,748

End of year	$1,148,657	$400,374	$235,910	$284,811	$1,036,355	$1,000,211

	High Yield Bond Fund		Flexibly Managed Fund		Balanced Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(12,065)	$(13,968)	$(303,708)	$(322,533)	$(13,512)	$(13,159)
Net realized gain (loss) from investment transactions	92,353	140,246	2,034,085	2,539,082	72,963	40,850
Net change in unrealized gain (loss) of investments	(35,628)	5,776	1,526,794	2,481,877	64,258	140,617

Net increase (decrease) in net assets resulting from operations	44,660	132,054	3,257,171	4,698,426	123,709	168,308

Variable Annuity Activities:
Purchase payments	—	—	38,728	16,566	—	13,915
Surrender benefits	(135,166)	(89,754)	(1,528,933)	(2,263,743)	(83,876)	(27,237)
Net transfers	12,466	(88,964)	(493,520)	(726,834)	5,148	(408)
Contract administration charges	(265)	(292)	(4,765)	(5,315)	(338)	(352)
Annuity benefits	(10,197)	(20,980)	(213,804)	(742,125)	(14,571)	(25,438)

Net increase (decrease) in net assets resulting from variable annuity activities	(133,162)	(199,990)	(2,202,294)	(3,721,451)	(93,637)	(39,520)

Total increase (decrease) in net assets	(88,502)	(67,936)	1,054,877	976,975	30,072	128,788
Net Assets:
Beginning of year	933,754	1,001,690	22,632,524	21,655,549	982,125	853,337

End of year	$845,252	$933,754	$23,687,401	$22,632,524	$1,012,197	$982,125

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(19,095)	$(19,088)	$(2,546)	$(2,648)	$(72,884)	$(64,157)
Net realized gain (loss) from investment transactions	217,251	246,534	34,707	3,956	806,696	430,066
Net change in unrealized gain (loss) of investments	231,527	119,453	4,367	57,745	2,165,855	647,148

Net increase (decrease) in net assets resulting from operations	429,683	346,899	36,528	59,053	2,899,667	1,013,057

Variable Annuity Activities:
Purchase payments	16,911	—	—	—	29,725	6,938
Surrender benefits	(150,208)	(224,438)	(48,173)	(35)	(436,004)	(296,794)
Net transfers	(51,802)	(57,449)	7,845	(3,982)	(484,697)	(166,599)
Contract administration charges	(609)	(587)	(39)	(37)	(1,615)	(1,626)
Annuity benefits	—	(23,017)	—	—	(64,186)	(88,199)

Net increase (decrease) in net assets resulting from variable annuity activities	(185,708)	(305,491)	(40,367)	(4,054)	(956,777)	(546,280)

Total increase (decrease) in net assets	243,975	41,408	(3,839)	54,999	1,942,890	466,777
Net Assets:
Beginning of year	1,331,854	1,290,446	212,182	157,183	4,499,479	4,032,702

End of year	$1,575,829	$1,331,854	$208,343	$212,182	$6,442,369	$4,499,479

	Large Cap Value Fund		Large Core Value Fund		Index 500 Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(36,305)	$(45,786)	$(33,849)	$(40,148)	$(34,804)	$(38,113)
Net realized gain (loss) from investment transactions	237,046	354,002	195,481	291,645	319,453	359,573
Net change in unrealized gain (loss) of investments	(190,972)	341,105	(128,701)	446,132	91,881	369,919

Net increase (decrease) in net assets resulting from operations	9,769	649,321	32,931	697,629	376,530	691,379

Variable Annuity Activities:
Purchase payments	2,641	500	—	500	1,822	—
Surrender benefits	(267,165)	(531,276)	(222,510)	(177,975)	(237,818)	(494,271)
Net transfers	(59,342)	(194,689)	63,105	(196,607)	(187,449)	(46,426)
Contract administration charges	(651)	(866)	(543)	(667)	(1,000)	(1,082)
Annuity benefits	(26,477)	(56,195)	(54,926)	(148,540)	(3,124)	(18,976)

Net increase (decrease) in net assets resulting from variable annuity activities	(350,994)	(782,526)	(214,874)	(523,289)	(427,569)	(560,755)

Total increase (decrease) in net assets	(341,225)	(133,205)	(181,943)	174,340	(51,039)	130,624
Net Assets:
Beginning of year	3,123,119	3,256,324	2,848,533	2,674,193	2,662,173	2,531,549

End of year	$2,781,894	$3,123,119	$2,666,590	$2,848,533	$2,611,134	$2,662,173

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Mid Cap Growth Fund		Mid Cap Value Fund		Mid Core Value Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(7,658)	$(6,901)	$(13,376)	$(18,626)	$(1,265)	$(1,587)
Net realized gain (loss) from investment transactions	91,491	28,247	101,789	152,580	19,097	12,620
Net change in unrealized gain (loss) of investments	140,155	124,573	(249,199)	49,563	(20,198)	15,578

Net increase (decrease) in net assets resulting from operations	223,988	145,919	(160,786)	183,517	(2,366)	26,611

Variable Annuity Activities:
Purchase payments	3,091	225	1,841	465	—	—
Surrender benefits	(73,959)	(14,159)	(116,211)	(113,405)	(30,365)	(9,354)
Net transfers	(21,452)	(6,520)	64,147	(37,243)	2,681	(1,545)
Contract administration charges	(191)	(205)	(327)	(446)	(51)	(54)
Annuity benefits	(16,453)	(12,994)	(6,155)	(20,583)	—	(8,161)

Net increase (decrease) in net assets resulting from variable annuity activities	(108,964)	(33,653)	(56,705)	(171,212)	(27,735)	(19,114)

Total increase (decrease) in net assets	115,024	112,266	(217,491)	12,305	(30,101)	7,497
Net Assets:
Beginning of year	523,655	411,389	1,238,118	1,225,813	112,186	104,689

End of year	$638,679	$523,655	$1,020,627	$1,238,118	$82,085	$112,186

	SMID Cap Growth Fund		SMID Cap Value Fund		Small Cap Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(186)	$(614)	$(132)	$(581)	$(16,781)	$(19,739)
Net realized gain (loss) from investment transactions	718	6,789	(266)	(1,621)	226,252	203,887
Net change in unrealized gain (loss) of investments	5,322	6,864	1,127	8,517	104,712	143,868

Net increase (decrease) in net assets resulting from operations	5,854	13,039	729	6,315	314,183	328,016

Variable Annuity Activities:
Purchase payments	—	—	—	—	911	—
Surrender benefits	—	—	(136)	(167)	(226,285)	(205,691)
Net transfers	(1,955)	(41,892)	98	(36,114)	(82,577)	(11,247)
Contract administration charges	(13)	(11)	(7)	(10)	(643)	(787)
Annuity benefits	—	—	—	—	(15)	(14,682)

Net increase (decrease) in net assets resulting from variable annuity activities	(1,968)	(41,903)	(45)	(36,291)	(308,609)	(232,407)

Total increase (decrease) in net assets	3,886	(28,864)	684	(29,976)	5,574	95,609
Net Assets:
Beginning of year	12,205	41,069	10,209	40,185	1,386,569	1,290,960

End of year	$16,091	$12,205	$10,893	$10,209	$1,392,143	$1,386,569

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(27,339)	$(33,368)	$(232)	$(259)	$—	$—
Net realized gain (loss) from investment transactions	195,686	140,942	733	619	—	—
Net change in unrealized gain (loss) of investments	(163,454)	341,934	2,698	3,418	—	—

Net increase (decrease) in net assets resulting from operations	4,893	449,508	3,199	3,778	—	—

Variable Annuity Activities:
Purchase payments	911	—	—	—	—	—
Surrender benefits	(205,307)	(132,559)	(1,458)	(1,522)	—	—
Net transfers	849	23,813	(1,128)	(75)	—	—
Contract administration charges	(412)	(528)	(18)	(18)	—	—
Annuity benefits	(24,404)	(50,978)	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(228,363)	(160,252)	(2,604)	(1,615)	—	—

Total increase (decrease) in net assets	(223,470)	289,256	595	2,163	—	—
Net Assets:
Beginning of year	2,442,035	2,152,779	19,693	17,530	—	—

End of year	$2,218,565	$2,442,035	$20,288	$19,693	$—	$—

	International Equity Fund		Emerging Markets Equity Fund		Real Estate Securities Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(37,985)	$(40,030)	$(4,511)	$(5,587)	$(2,225)	$(2,385)
Net realized gain (loss) from investment transactions	298,363	213,510	5,382	17,104	2,478	9,157
Net change in unrealized gain (loss) of investments	86,157	491,101	21,659	50,241	(8,894)	37,231

Net increase (decrease) in net assets resulting from operations	346,535	664,581	22,530	61,758	(8,641)	44,003

Variable Annuity Activities:
Purchase payments	1,391	7,334	1,511	300	—	—
Surrender benefits	(216,460)	(279,515)	(44,781)	(51,522)	(2,672)	(10,173)
Net transfers	(129,067)	(94,441)	(3,174)	(13,120)	579	(2,890)
Contract administration charges	(534)	(578)	(188)	(211)	(44)	(53)
Annuity benefits	(3,379)	(37,748)	(2,199)	(7,528)	(132)	—

Net increase (decrease) in net assets resulting from variable annuity activities	(348,049)	(404,948)	(48,831)	(72,081)	(2,269)	(13,116)

Total increase (decrease) in net assets	(1,514)	259,633	(26,301)	(10,323)	(10,910)	30,887
Net Assets:
Beginning of year	2,946,470	2,686,837	381,114	391,437	179,415	148,528

End of year	$2,944,956	$2,946,470	$354,813	$381,114	$168,505	$179,415

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(196)	$(196)	$(808)	$(797)	$(1,182)	$(1,306)
Net realized gain (loss) from investment transactions	7	—	518	498	32,974	554
Net change in unrealized gain (loss) of investments	1,350	2,864	5,104	10,493	(28,985)	15,097

Net increase (decrease) in net assets resulting from operations	1,161	2,668	4,814	10,194	2,807	14,345

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	(92,652)	—
Net transfers	(1)	1	(1)	—	(368)	16,446
Contract administration charges	(30)	(30)	(102)	(102)	(60)	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(31)	(29)	(103)	(102)	(93,080)	16,446

Total increase (decrease) in net assets	1,130	2,639	4,711	10,092	(90,273)	30,791
Net Assets:
Beginning of year	15,038	12,399	60,986	50,894	109,130	78,339

End of year	$16,168	$15,038	$65,697	$60,986	$18,857	$109,130

	Moderately Conservative Allocation Fund		Conservative Allocation Fund
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(3,185)	$(3,648)	$(476)	$(544)
Net realized gain (loss) from investment transactions	49,120	10,360	1,307	546
Net change in unrealized gain (loss) of investments	(34,824)	25,727	1,306	3,567

Net increase (decrease) in net assets resulting from operations	11,111	32,439	2,137	3,569

Variable Annuity Activities:
Purchase payments	—	—	—	—
Surrender benefits	(96,046)	(21,937)	(11,214)	(12,393)
Net transfers	(292)	(59)	5,116	(30)
Contract administration charges	(42)	(64)	(30)	—
Annuity benefits	(9,336)	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(105,716)	(22,060)	(6,128)	(12,423)

Total increase (decrease) in net assets	(94,605)	10,379	(3,991)	(8,854)
Net Assets:
Beginning of year	266,258	255,879	36,306	45,160

End of year	$171,653	$266,258	$32,315	$36,306

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements — December 31, 2020

Note 1.    Organization

The Penn Insurance and Annuity Variable Annuity Account I (“Account I”) was established by The Penn Insurance and Annuity Company (“PIA”) under the provisions of the Delaware Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I contains contracts of the Pennant variable annuity product. Under applicable insurance law, the assets and liabilities of Account I are legally segregated from PIA’s other assets and liabilities. Account I offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes are in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and annuity activities during the reporting period. Actual results could differ significantly with those estimates. The significant accounting policies of Account I are as follows:

Investments — Assets of Account I are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliate of PIA: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation.

Penn Series is an open-end diversified management investment company.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains (losses) are reflected in the Statements of Operations. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account I on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account I consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

Note 2.    Significant Accounting Policies (continued)

For the year ended December 31, 2020, consent dividends in Account I were:

Consent Dividends
Money Market Fund	$0
Limited Maturity Bond Fund	7,959
Quality Bond Fund	53,201
High Yield Bond Fund	35,977
Flexibly Managed Fund	2,967,696
Balanced Fund	229,626
Large Growth Stock Fund	129,604
Large Cap Growth Fund	25,946
Large Core Growth Fund	1,304,452
Large Cap Value Fund	31,237
Large Core Value Fund	65,082
Index 500 Fund	327,474
Mid Cap Growth Fund	75,090
Mid Cap Value Fund	10,833
Mid Core Value Fund	1,352
SMID Cap Growth Fund	3,040
SMID Cap Value Fund	86
Small Cap Growth Fund	71,516
Small Cap Value Fund	11,577
Small Cap Index Fund	2,266
International Equity Fund	223,944
Emerging Markets Equity Fund	2,806
Real Estate Securities Fund	2,553
Aggressive Allocation Fund	1,947
Moderately Aggressive Allocation Fund	8,448
Moderate Allocation Fund	2,684
Moderately Conservative Allocation Fund	19,891
Conservative Allocation Fund	3,173

Federal Income Taxes — The operations of Account I are included in the federal income tax return of PIA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, PIA does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account I for federal income taxes. PIA will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account I satisfies the current requirements of the regulations, and PIA intends that Account I will continue to meet such requirements.

Fair Value Measurement — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value

Note 2.    Significant Accounting Policies (continued)

measurement. Account I has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on PIA’s understanding of the market.

The fair value of all the investments in the respective fund portfolios, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares sold for each fund or portfolio for the period ended December, 31, 2020:

	Purchases	Sales
Money Market Fund	$1,048,700	$(301,386)
Limited Maturity Bond Fund	34,428	(91,049)
Quality Bond Fund	160,088	(201,817)
High Yield Bond Fund	47,717	(192,944)
Flexibly Managed Fund	657,784	(3,163,786)
Balanced Fund	7,243	(114,391)
Large Growth Stock Fund	53,602	(258,406)
Large Cap Growth Fund	10,449	(53,361)
Large Core Growth Fund	92,480	(1,122,141)
Large Cap Value Fund	158,869	(546,168)
Large Core Value Fund	129,636	(378,359)
Index 500 Fund	39,053	(501,426)
Mid Cap Growth Fund	12,778	(129,400)
Mid Cap Value Fund	85,591	(155,672)
Mid Core Value Fund	4,349	(33,348)
SMID Cap Growth Fund	221	(2,375)
SMID Cap Value Fund	1,602	(1,779)
Small Cap Growth Fund	12,772	(338,162)
Small Cap Value Fund	79,257	(334,959)
Small Cap Index Fund	218	(3,053)
Developed International Index Fund	—	—
International Equity Fund	111,117	(497,151)
Emerging Markets Equity Fund	9,244	(62,585)
Real Estate Securities Fund	1,062	(5,555)
Aggressive Allocation Fund	—	(226)
Moderately Aggressive Allocation Fund	—	(910)

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
Moderate Allocation Fund	$—	$(94,261)
Moderately Conservative Allocation Fund	—	(108,902)
Conservative Allocation Fund	5,118	(11,722)

Note 4.    Related Party Transactions and Contract Charges

Account I is charged daily for mortality and expense risks assumed by PIA and for administration expenses at an annual rate of 1.25% and 0.15% respectively, of the average net assets of Account I, and are reflected as a reduction in the unit values.

As reimbursement for expenses incurred in administering the contract, PIA receives $30 or 2% of account value, whichever is less, per year from each annuity contract prior to the contract’s date of maturity. The $30 charge is waived if the contract owner’s value is more than $50,000. This charge is reflected as a reduction in the number of units held.

PIA received $685,310 and $738,376 from Account I for mortality and risk expenses, contract administration and certain other charges for the years ended December 31, 2020 and 2019, respectively. These amounts charged include those assessed through a reduction in unit values as well as those assessed through the redemption of units. Additionally, Penn Series pays The Penn Mutual Life Insurance Company and its affiliates fees for investment advisory and administrative services.

If a policy is surrendered within the first 7 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Money Market Fund	87,032	(24,343)	95,641	50,663	(56,508)	32,952
Limited Maturity Bond Fund	2,054	(5,306)	13,895	826	(4,455)	17,147
Quality Bond Fund	5,753	(6,916)	36,398	1,225	(17,320)	37,561
High Yield Bond Fund	1,091	(4,260)	18,509	568	(5,418)	21,678
Flexibly Managed Fund	6,278	(28,640)	202,957	899	(40,314)	225,319
Balanced Fund	343	(4,503)	42,388	696	(2,668)	46,548
Large Growth Stock Fund	1,002	(4,527)	24,887	116	(7,112)	28,412
Large Cap Growth Fund	434	(2,132)	7,496	—	(194)	9,194
Large Core Growth Fund	2,978	(34,816)	152,591	2,805	(25,815)	184,429
Large Cap Value Fund	3,997	(11,347)	55,392	507	(17,453)	62,742
Large Core Value Fund	8,394	(19,409)	135,369	333	(29,705)	146,384
Index 500 Fund	878	(10,801)	52,262	11	(14,251)	62,185
Mid Cap Growth Fund	299	(2,638)	11,216	13	(948)	13,555
Mid Cap Value Fund	2,782	(3,974)	24,203	645	(4,266)	25,395
Mid Core Value Fund	191	(1,172)	2,654	12	(684)	3,635
SMID Cap Growth Fund	9	(60)	365	41	(1,529)	416
SMID Cap Value Fund	105	(77)	448	83	(1,615)	420
Small Cap Growth Fund	312	(6,121)	19,548	350	(4,849)	25,357
Small Cap Value Fund	1,543	(4,700)	28,487	467	(2,666)	31,644
Small Cap Index Fund	14	(128)	796	12	(96)	910
Developed International Index Fund	—	—	—	—	—	—
International Equity Fund	2,269	(9,460)	53,689	162	(9,390)	60,880
Emerging Markets Equity Fund	1,035	(5,808)	28,138	847	(7,502)	32,911
Real Estate Securities Fund	30	(101)	4,478	45	(416)	4,549
Aggressive Allocation Fund	—	(1)	809	—	(2)	810
Moderately Aggressive Allocation Fund	2	(7)	3,171	1	(7)	3,176
Moderate Allocation Fund	—	(5,368)	1,020	1,024	—	6,388
Moderately Conservative Allocation Fund	—	(6,805)	10,433	—	(1,520)	17,238
Conservative Allocation Fund	399	(815)	2,242	—	(957)	2,658

Note 6.    Financial Highlights

Account I is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

	January 1, 2020	December 31, 2020			For the Year ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.15	95,641	$12.01	$1,148,657	0.15	1.40	(1.15)
Limited Maturity Bond Fund	16.61	13,895	16.98	235,910	—	1.40	2.21
Quality Bond Fund	26.63	36,398	28.47	1,036,355	—	1.40	6.93
High Yield Bond Fund	43.07	18,509	45.67	845,252	—	1.40	6.02
Flexibly Managed Fund	100.45	202,957	116.71	23,687,401	—	1.40	16.19
Balanced Fund	21.10	42,388	23.88	1,012,197	—	1.40	13.18
Large Growth Stock Fund	46.88	24,887	63.32	1,575,829	—	1.40	35.08
Large Cap Growth Fund	23.08	7,496	27.80	208,343	—	1.40	20.44
Large Core Growth Fund	24.40	152,591	42.22	6,442,369	—	1.40	73.05
Large Cap Value Fund	49.78	55,392	50.22	2,781,894	—	1.40	0.89
Large Core Value Fund	19.46	135,369	19.70	2,666,590	—	1.40	1.23
Index 500 Fund	42.81	52,262	49.96	2,611,134	—	1.40	16.71
Mid Cap Growth Fund	38.63	11,216	56.95	638,679	—	1.40	47.41
Mid Cap Value Fund	48.75	24,203	42.17	1,020,627	—	1.40	(13.51)
Mid Core Value Fund	30.87	2,654	30.92	82,085	—	1.40	0.18
SMID Cap Growth Fund	29.33	365	44.06	16,091	—	1.40	50.20
SMID Cap Value Fund	24.33	448	24.33	10,893	—	1.40	0.03
Small Cap Growth Fund	54.68	19,548	71.22	1,392,143	—	1.40	30.24
Small Cap Value Fund	77.17	28,487	77.88	2,218,565	—	1.40	0.92
Small Cap Index Fund	21.65	796	25.48	20,288	—	1.40	17.69
Developed International Index Fund	12.67	—	13.47	—	—	1.40	6.28
International Equity Fund	48.40	53,689	54.85	2,944,956	—	1.40	13.34
Emerging Markets Equity Fund	11.58	28,138	12.61	354,813	—	1.40	8.89
Real Estate Securities Fund	39.44	4,478	37.63	168,505	—	1.40	(4.58)
Aggressive Allocation Fund	18.56	809	19.99	16,168	—	1.40	7.73
Moderately Aggressive Allocation Fund	19.20	3,171	20.72	65,697	—	1.40	7.91
Moderate Allocation Fund	17.08	1,020	18.49	18,857	—	1.40	8.24
Moderately Conservative Allocation Fund	15.45	10,433	16.45	171,653	—	1.40	6.52
Conservative Allocation Fund	13.66	2,242	14.41	32,315	—	1.40	5.54

	January 1, 2019	December 31, 2019			For the Year ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.13	32,952	$12.15	$400,374	1.60	1.40	0.20
Limited Maturity Bond Fund	16.06	17,147	16.61	284,811	—	1.40	3.44
Quality Bond Fund	24.73	37,561	26.63	1,000,211	—	1.40	7.69
High Yield Bond Fund	37.76	21,678	43.07	933,754	—	1.40	14.08
Flexibly Managed Fund	81.80	225,319	100.45	22,632,524	—	1.40	22.79
Balanced Fund	17.59	46,548	21.10	982,125	—	1.40	19.97
Large Growth Stock Fund	36.44	28,412	46.88	1,331,854	—	1.40	28.62
Large Cap Growth Fund	16.74	9,194	23.08	212,182	—	1.40	37.83
Large Core Growth Fund	19.44	184,429	24.40	4,499,479	—	1.40	25.50
Large Cap Value Fund	40.86	62,742	49.78	3,123,119	—	1.40	21.81
Large Core Value Fund	15.22	146,384	19.46	2,848,533	—	1.40	7.89
Index 500 Fund	33.12	62,185	42.81	2,662,173	—	1.40	29.24
Mid Cap Growth Fund	28.39	13,555	38.63	523,655	—	1.40	36.06

Note 6.    Financial Highlights (continued)

	January 1, 2019	December 31, 2019			For the Year ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Mid Cap Value Fund	$42.25	25,395	$48.75	$1,238,118	—	1.40	15.41
Mid Core Value Fund	24.31	3,635	30.87	112,186	—	1.40	26.99
SMID Cap Growth Fund	21.56	416	29.33	12,205	—	1.40	36.03
SMID Cap Value Fund	20.58	420	24.33	10,209	—	1.40	18.19
Small Cap Growth Fund	43.24	25,357	54.68	1,386,569	—	1.40	26.46
Small Cap Value Fund	63.61	31,644	77.17	2,442,035	—	1.40	21.32
Small Cap Index Fund	17.64	910	21.65	19,693	—	1.40	22.75
Developed International Index Fund	10.62	—	12.67	—	—	1.40	19.35
International Equity Fund	38.32	60,880	48.40	2,946,470	—	1.40	26.28
Emerging Markets Equity Fund	9.89	32,911	11.58	381,114	—	1.40	17.05
Real Estate Securities Fund	30.19	4,549	39.44	179,415	—	1.40	30.63
Aggressive Allocation Fund	15.27	810	18.56	15,038	—	1.40	21.55
Moderately Aggressive Allocation Fund	15.99	3,176	19.20	60,986	—	1.40	20.05
Moderate Allocation Fund	14.60	6,388	17.08	109,130	—	1.40	16.98
Moderately Conservative Allocation Fund	13.64	17,238	15.45	266,258	—	1.40	13.23
Conservative Allocation Fund	12.49	2,658	13.66	36,306	—	1.40	9.32

	January 1, 2018	December 31, 2018			For the Year ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.23	38,797	$12.13	$470,462	0.54	1.40	(0.85)
Limited Maturity Bond Fund	16.06	20,776	16.06	333,632	—	1.40	(0.01)
Quality Bond Fund	25.09	53,656	24.73	1,326,748	—	1.40	(1.47)
High Yield Bond Fund	39.19	26,528	37.76	1,001,690	—	1.40	(3.64)
Flexibly Managed Fund	82.57	264,734	81.80	21,655,549	—	1.40	(0.93)
Balanced Fund	18.37	48,520	17.59	853,337	—	1.40	(4.24)
Large Growth Stock Fund	37.45	35,408	36.44	1,290,446	—	1.40	(2.69)
Large Cap Growth Fund	16.87	9,388	16.74	157,183	—	1.40	(0.73)
Large Core Growth Fund	19.07	207,439	19.44	4,032,702	—	1.40	1.97
Large Cap Value Fund	44.90	79,688	40.86	3,256,324	—	1.40	(9.00)
Large Core Value Fund	16.52	175,756	15.22	2,674,193	—	1.40	(7.91)
Index 500 Fund	35.27	76,425	33.12	2,531,549	—	1.40	(6.09)
Mid Cap Growth Fund	28.72	14,490	28.39	411,389	—	1.40	(1.14)
Mid Cap Value Fund	50.52	29,016	42.25	1,225,813	—	1.40	(16.38)
Mid Core Value Fund	28.35	4,307	24.31	104,689	—	1.40	(14.27)
SMID Cap Growth Fund	23.14	1,904	21.56	41,069	—	1.40	(6.82)
SMID Cap Value Fund	24.60	1,952	20.58	40,185	—	1.40	(16.35)
Small Cap Growth Fund	45.99	29,856	43.24	1,290,960	—	1.40	(5.97)
Small Cap Value Fund	74.91	33,843	63.61	2,152,779	—	1.40	(15.08)
Small Cap Index Fund	20.18	994	17.64	17,530	—	1.40	(12.61)
Developed International Index Fund	12.53	—	10.62	—	—	1.40	(15.27)
International Equity Fund	44.37	70,108	38.32	2,686,837	—	1.40	(13.62)
Emerging Markets Equity Fund	12.16	39,566	9.89	391,437	—	1.40	(18.62)
Real Estate Securities Fund	31.96	4,920	30.19	148,528	—	1.40	(5.53)
Aggressive Allocation Fund	17.12	812	15.27	12,399	—	1.40	(10.80)
Moderately Aggressive Allocation Fund	17.60	3,182	15.99	50,894	—	1.40	(9.12)
Moderate Allocation Fund	15.74	5,364	14.60	78,339	—	1.40	(7.20)
Moderately Conservative Allocation Fund	14.33	18,758	13.64	255,879	—	1.40	(4.82)
Conservative Allocation Fund	12.84	3,615	12.49	45,160	—	1.40	(2.72)

Note 6.    Financial Highlights (continued)

	January 1, 2017	December 31, 2017			For the Year ended December 31, 2017
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.40	40,038	$12.23	$489,697	0.01	1.40	(1.38)
Limited Maturity Bond Fund	16.02	24,767	16.06	397,771	—	1.40	0.27
Quality Bond Fund	24.34	54,877	25.09	1,377,126	—	1.40	3.11
High Yield Bond Fund	36.99	29,254	39.19	1,146,368	—	1.40	5.93
Flexibly Managed Fund	72.81	297,033	82.57	24,524,980	—	1.40	13.40
Balanced Fund	16.30	80,404	18.37	1,476,726	—	1.40	12.68
Large Growth Stock Fund	28.52	41,068	37.45	1,538,078	—	1.40	31.31
Large Cap Growth Fund	13.34	9,759	16.87	164,606	—	1.40	26.41
Large Core Growth Fund	14.56	235,299	19.07	4,486,009	—	1.40	30.94
Large Cap Value Fund	39.73	86,670	44.90	3,891,880	—	1.40	13.01
Large Core Value Fund	14.54	194,097	16.52	3,206,743	—	1.40	13.61
Index 500 Fund	29.44	72,691	35.27	2,563,948	—	1.40	19.82
Mid Cap Growth Fund	22.92	19,147	28.72	549,890	—	1.40	25.32
Mid Cap Value Fund	43.62	33,480	50.52	1,691,510	—	1.40	15.83
Mid Core Value Fund	25.78	4,852	28.35	137,552	—	1.40	10.00
SMID Cap Growth Fund	18.40	397	23.14	9,178	—	1.40	25.80
SMID Cap Value Fund	22.08	485	24.60	11,928	—	1.40	11.44
Small Cap Growth Fund	37.35	30,412	45.99	1,398,554	—	1.40	23.11
Small Cap Value Fund	67.67	36,701	74.91	2,749,247	—	1.40	10.69
Small Cap Index Fund	17.98	1,187	20.18	23,953	—	1.40	12.21
Developed International Index Fund	10.20	—	12.53	—	—	1.40	22.79
International Equity Fund	34.17	74,944	44.37	3,325,005	—	1.40	29.86
Emerging Markets Equity Fund	9.13	41,917	12.16	509,570	—	1.40	33.16
Real Estate Securities Fund	30.17	5,823	31.96	186,079	—	1.40	5.92
Aggressive Allocation Fund	14.45	814	17.12	13,929	—	1.40	18.41
Moderately Aggressive Allocation Fund	15.18	3,256	17.60	57,296	—	1.40	15.95
Moderate Allocation Fund	14.00	5,364	15.74	84,416	—	1.40	12.42
Moderately Conservative Allocation Fund	13.21	21,091	14.33	302,272	—	1.40	8.46
Conservative Allocation Fund	12.24	—	12.84	—	—	1.40	4.90

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.57	42,813	$12.40	$530,915	0.01	1.40	(1.38)
Limited Maturity Bond Fund	15.83	26,690	16.02	427,463	—	1.40	1.17
Quality Bond Fund	23.66	59,992	24.34	1,459, 964	—	1.40	2.87
High Yield Bond Fund	32.44	37,169	36.99	1,374,968	—	1.40	14.04
Flexibly Managed Fund	68.25	328,395	72.81	23,909,485	—	1.40	6.68
Balanced Fund	15.25	59,827	16.30	975,119	—	1.40	6.87
Large Growth Stock Fund	28.61	48,373	28.52	1,379,579	—	1.40	(0.30)
Large Cap Growth Fund	12.77	12,492	13.34	166,663	—	1.40	4.49
Large Core Growth Fund	14.75	259,334	14.56	3,775,688	—	1.40	(1.27)
Large Cap Value Fund	36.10	100,523	39.73	3,993,897	—	1.40	10.07
Large Core Value Fund	13.46	218,342	14.54	3,175,078	—	1.40	8.03
Index 500 Fund	26.77	83,141	29.44	2,447,398	—	1.40	9.98
Mid Cap Growth Fund	21.84	22,894	22.92	524,643	—	1.40	4.94
Mid Cap Value Fund	37.74	40,608	43.62	1,771,243	—	1.40	15.58
Mid Core Value Fund	21.29	5,224	25.78	134,639	—	1.40	21.06
SMID Cap Growth Fund	17.55	643	18.40	11,830	—	1.40	4.80
SMID Cap Value Fund	17.88	413	22.08	9,126	—	1.40	23.47
Small Cap Growth Fund	34.84	35,900	37.35	1,340,960	—	1.40	7.20
Small Cap Value Fund	55.01	43,124	67.67	2,918,143	—	1.40	23.03
Small Cap Index Fund	15.15	417	17.98	7,505	—	1.40	18.70
Developed International Index Fund	10.31	—	10.20	—	—	1.40	(1.04)
International Equity Fund	36.53	86,881	34.17	2,968,225	—	1.40	(6.47)
Emerging Markets Equity Fund	8.75	46,086	9.13	420,717	—	1.40	4.33
Real Estate Securities Fund	29.00	6,867	30.17	207,174	—	1.40	4.03
Aggressive Allocation Fund	13.64	816	14.45	11,791	—	1.40	5.97

Note 6.    Financial Highlights (continued)

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Moderately Aggressive Allocation Fund	$14.31	3,194	$15.18	$48,478	—	1.40	6.03
Moderate Allocation Fund	13.27	5,364	14.00	75,087	—	1.40	5.48
Moderately Conservative Allocation Fund	12.64	21,836	13.21	288,520	—	1.40	4.56
Conservative Allocation Fund	11.86	—	12.24	—	—	1.40	3.26

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account I does not record investment income.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Note 7.    Subsequent Events

Management has evaluated events subsequent to December 31, 2020 and through the Account I Financial Statement date of issuance of April 7, 2021. As a result of the COVID-19 pandemic, economic uncertainties have arisen that are likely to negatively impact the Variable Account’s net assets. The extent to which the COVID-19 pandemic impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

PM8676 05/21